Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000
Previously Paid Amount	0
Total Fee Amount	690,500
Total Offset Amount	0
Net Fee	$ 690,500